FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Dec. 31, 2017 - Exchange rate risk - 2018 € in Millions, CAD in Millions	CAD $ / CAD € / $	EUR (€) $ / CAD € / $
Canadian option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | CAD	CAD 155
Canadian option contracts | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Canadian option contracts | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.45	1.45
Canadian dollar option contracts, call option one
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.42	1.42
Canadian dollar option contracts, call option two
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.45	1.45
Canadian dollar option contracts, put option one
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Canadian dollar option contracts, put option two
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Euro option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | €		€ 93
Euro option contracts | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.08	1.08
Euro option contracts | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.19	1.19